Subsequent Events (Details) - USD ($)	Jun. 14, 2023	May 01, 2023
Working Capital Facility with Sponsor
Subsequent Events
Maximum borrowing capacity		$ 700,000
Subsequent Events
Subsequent Events
Minimum cash requirement	$ 60,000,000
Subsequent Events | Working Capital Facility with Sponsor
Subsequent Events
Interest rate percentage		0.00%